Note 1 - Organization (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Subsidiaries [Table Text Block]
Name of the entity	Date of incorporation	Percentage of ownership	Place of incorporation	Principle business activities

Subsidiaries
Santech Holdings Limited	July 19, 2019	-	Cayman Islands	Investment holding

Santech Global BVI Limited	July 26, 2019	100%	BVI	Investment holding

Santech Global International Limited	August 20, 2019	100%	Hong Kong	Investment holding

Santech Global Hong Kong Limited	May 3, 2016	100%	Hong Kong	Investment holding and provision of client referral services

Santech Global USA Inc	September 16, 2015	100%	United States	Investment holding and technology development